Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants are remeasured utilizing key assumptions	The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of ECARX Private Warrants.

	As of December 31,	As of June 30,
	2024	2025
Risk-free rate of return (%)	4.27%	3.70%
Volatility	50.20%	58.50%
Expected dividend yield	0.0%	0.0%
Expected term	3 years	2.5 years
Fair value of the underlying ordinary shares	US$2.11	US$2.05

Schedule of movement of ECARX warrants
The table below reflects the movement of ECARX Warrants for the six months ended June 30, 2025:

	January 1, 2025	Addition	Change in fair value included in losses	Settlement	June 30, 2025
Liabilities
ECARX Public Warrants	750	—	139	—	889
ECARX Private Warrants	451	—	77	—	528
Total	1,201	—	216	—	1,417